Income Taxes - Summary of Domestic and Foreign Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Deferred taxes
Deferred taxes	$ (109.8)	₨ (8,308.9)	₨ 15,286.1	₨ 47,677.2
Income tax expense/(credit) reported	347.6	25,410.7	3,644.5	(25,425.0)
India [Member]
Current taxes
Current taxes	18.7	1,363.6	1,900.7	5,034.3
Deferred taxes
Deferred taxes	2.0	146.5	(1,363.0)	(3,241.9)
Other than India [Member]
Current taxes
Current taxes	215.3	15,738.2	17,029.9	17,217.9
Deferred taxes
Deferred taxes	$ 111.6	₨ 8,162.4	₨ (13,923.1)	₨ (44,435.3)